Classification and carrying amount of pledged assets, in which the secured parties are not permitted to sell or repledge the collateral (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total pledged assets	$ 11,190,162	$ 10,442,902
Available For Sale Securities Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	1,638,558	1,606,683
Held To Maturity Securities Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	35,000	25,000
Loans Held For Sale [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	363	132
Loans Held For Investment [Member] | Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	407,257	452,631
Loans Held For Investment [Member] | Non Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	$ 9,108,984	$ 8,358,456